Parent Company Only Condensed Financial Information - Condensed statements of cash flows (Parentheticals) (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)
Condensed Cash Flow Statements, Captions [Line Items]
Payment of debt issuance costs	¥ 0	¥ 0	$ 23,402
Parent Company [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Payment of debt issuance costs	¥ 0	¥ 0	$ 23,402